REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (10K) (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Change in Accounting Estimate [Abstract]
Liquidation in preference of preferred stock						$ 85
Net earnings (loss) per common share - basic and diluted (in dollars per share)	$ 0.00	$ (0.16)	$ (0.07)	$ (0.18)	$ (0.21)	$ (0.05)	$ 0.77	$ 0.78